Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended								12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events
Dividend declared (in US$ per share)		$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.50	$ 0.50	$ 0.50	$ 3.00	$ 1.50
Subsequent Events
Subsequent Events
Dividend declared (in US$ per share)	$ 0.75
Dividends common stock paid	$ 15.3